OTHER COMPREHENSIVE INCOME - Changes in accumulated other comprehensive income (loss) (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
OTHER COMPREHENSIVE INCOME
Balance	¥ 4,488,515	¥ 5,004,360	¥ 4,440,548
Other comprehensive income (loss) before reclassifications	127,607	32,961	(58,680)
Amounts reclassified from accumulated other comprehensive income (loss)	1,881	1,840	4,686
Total other comprehensive income (loss)	129,488	34,801	(53,994)
Total other comprehensive income (loss)	(360,771)
Balance	5,017,827	4,488,515	5,004,360
ASU No. 2016-01
OTHER COMPREHENSIVE INCOME
Cumulative effects of accounting standard update	(490,259)
Foreign currency translation adjustments
OTHER COMPREHENSIVE INCOME
Other comprehensive income (loss) before reclassifications	125,667	(204,270)	(51,994)
Total other comprehensive income (loss)		(204,270)	(51,994)
Total other comprehensive income (loss)	125,667
Unrealized holding gain on securities
OTHER COMPREHENSIVE INCOME
Other comprehensive income (loss) before reclassifications		241,650	(17,453)
Amounts reclassified from accumulated other comprehensive income (loss)			1,694
Total other comprehensive income (loss)		241,650	(15,759)
Total other comprehensive income (loss)	(490,259)
Unrealized holding gain on securities | ASU No. 2016-01
OTHER COMPREHENSIVE INCOME
Cumulative effects of accounting standard update	(490,259)
Adjustments related to retirement and severance benefits
OTHER COMPREHENSIVE INCOME
Other comprehensive income (loss) before reclassifications	1,940	(4,419)	10,767
Amounts reclassified from accumulated other comprehensive income (loss)	1,881	1,840	2,992
Total other comprehensive income (loss)		¥ (2,579)	¥ 13,759
Total other comprehensive income (loss)	¥ 3,821